Other Information	12 Months Ended
Dec. 31, 2014
Text Block [Abstract]
Other Information

NOTE 19 — OTHER INFORMATION

Cash payments

Cash payments for interest and income taxes (net of refunds) were as follows (in millions):

	Year Ended December 31,
	2014	2013	2012
Interest	$52.2	$52.1	$52.5
Income taxes (net of refunds)	$2.5	$0.9	$7.7

Non-U.S. cash

Holdings has its bank accounts with a relatively small number of high quality financial institutions. Substantially all of the cash and cash equivalents, including cash balances at non-U.S. subsidiaries, at December 31, 2014 and 2013 were uninsured. Holdings’ non-U.S. subsidiaries had cash balances of $9.8 million and $16.2 million at December 31, 2014 and 2013, respectively. During the year ended December 31, 2014, Holdings’ Spanish subsidiary and one of its Mexican subsidiaries distributed cash dividends of $7.6 million and $1.8 million, respectively, to their U.S. parent companies. During the year ended December 31, 2013, Holdings’ Spanish subsidiary and one of its Mexican subsidiaries distributed cash dividends of $3.4 million and $2.0 million, respectively, to their U.S. parent companies.